Accrued and other liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables And Accruals [Abstract]
Accrued payroll	$ 2,992	$ 2,274
Accrued Interest	2,919	1,520
Accrued tax	1,343	1,187
Customer prepayments	1,303	1,862
Derivative liability	9,981	14,492
Vessel related accrued and other liabilities	9,380	11,084
Other	10,703	23,498
Total	$ 38,621	$ 55,917